Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accruals not currently deductible
Employee benefit costs	$ 115	$ 96
Product and other claims	161	155
Miscellaneous accruals	137	133
Pension costs	969	1,183
Stock-based compensation	415	483
Net operating/capital loss carryforwards	304	392
Foreign tax credits	285	286
Inventory	189	174
Other	18	0
Gross deferred tax assets	2,593	2,902
Valuation allowance	(29)	(82)
Total deferred tax assets	2,564	2,820
Deferred tax liabilities:
Product and other insurance receivables	(60)	(63)
Accelerated depreciation	(858)	(745)
Intangible amortization	(808)	(799)
Other	0	(84)
Total deferred tax liabilities	(1,726)	(1,691)
Net deferred tax asset	$ 838	$ 1,129